Premises and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Premises and Equipment

NOTE 7 - PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2016	2015
Land and improvements	$5,094	$4,225
Buildings and improvements	20,266	20,856
Furniture and equipment	16,070	15,996

Total	41,430	41,077
Accumulated depreciation	(23,510)	(24,133)

Premises and equipment, net	$17,920	$16,944

Depreciation expense was $1,257, $1,193 and $1,176 for 2016, 2015 and 2014, respectively.

Rent expense was $540, $506 and $377 for 2016, 2015 and 2014, respectively. Rent commitments under non-cancelable operating leases at December 31, 2016 were as follows, before considering renewal options that generally are present.

2017	$537
2018	362
2019	319
2020	104
2021	56
Thereafter	23

Total	$1,401

The rent commitments listed above are primarily for the leasing of seven financial services branches.